Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	March 31, 2025	March 31, 2024
At cost:
Right-of-use assets	$580,401	$423,333
Equipment	1,221,925	780,009
Computer equipment	157,754	54,267
Furniture, fixtures and fittings	9,199	5,862
Motor vehicles	7,179	7,179
	1,976,458	1,270,650
Less: accumulated depreciation	(1,102,196)	(626,736)
Property and equipment, net	$874,262	$643,914

Schedule of Cost of Revenue and General and Administrative Expenses

Depreciation expense for the year ended March 31, 2025, 2024 and 2023 were included in cost of revenue and general and administrative expenses as below:-

	Year ended March 31,
	2025	2024	2023

Cost of revenue:
Depreciation on equipment under finance lease	$255,189	$139,020	$101,854
General and administrative expenses
Depreciation on rights of use assets under operating lease	156,432	140,239	59,290
Depreciation on other assets	63,839	31,125	25,785
	$475,460	$310,384	$186,929